Partners' Capital - Additional Information (Details) - shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Class B Convertible Preferred Units
Business Acquisition
Number of Class B convertible preferred units converted to common units	0	1,240,404
CMTC
Business Acquisition
Common Units converted to General Partner Units	0	315,908
Interest of CGP in the partnership	2.00%	2.00%